CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation	$ 1,699	$ 2,271	$ 2,614
Cost of revenues
Share-based compensation	12	41	5
Research and development
Share-based compensation	98	380	552
Selling and marketing
Share-based compensation	130	492	356
General and administrative
Share-based compensation	$ 1,459	$ 1,358	$ 1,701